American Century Quality Diversified International ETF
American Century STOXX U.S. Quality Growth ETF

August 9, 2018

EXPLANATORY NOTE

On behalf of the American Century Quality Diversified International ETF and the American Century STOXX U.S. Quality Growth ETF, each a series of American Century ETF Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on July 23, 2018; such filing (Accession Number 0001710607-18-000090) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document